Fair value measurement - Contingent consideration, Royalty deed (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Continuity schedule
Balance, beginning of period	$ 209,314
Balance, end of period	$ 141,711	$ 209,314
Royalty Deed
Contingent consideration
Royalty percentage (in %)	1.50%
Discount rate	8.00%
Continuity schedule
Balance, beginning of period	$ 43,985	0
Initial recognition		43,130
Change in fair value	10,966	855
Royalty accruals and payments	(7,290)
Balance, end of period	$ 47,661	$ 43,985